LEASE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

As at	Total
Balance at December 31, 2021	$489,123
Interest expense	39,795
Lease payments	(150,275)
Balance at December 31, 2022	378,643
Additions	734,903
Interest expense	73,490
Lease payments	(306,579)
Foreign exchange translation	9,547
Balance at September 30, 2023	$890,004

Which consists of:

	September 30, 2023	December 31, 2022
Current lease liability	$366,051	$133,962
Non-current lease liability	523,953	244,681
Ending balance	$890,004	$378,643

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	Total
Less than one year	$442,153
One to three years	427,317
Four to five years	178,161
Total undiscounted lease liabilities	1,047,631
Amount representing interest	(157,627)
$890,004